SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	May 12, 2022	Apr. 15, 2022	Feb. 16, 2022	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2020	May 01, 2020
Stockholders' equity attributable to parent	$ 1,046,554	$ 901,320	$ 982,327
Dividends payable (in usd per share)				$ 0.22		$ 0.20
Shares issued, net of issuance costs	0	83,428
Repayments of debt	159,786
Dividend reinvestment plan (drip)
Dividend reinvestment plan, maximum number of shares authorized (in shares)					10,000,000					10,000,000
At the market
Equity distribution agreement, maximum value of shares authorized										$ 100,000
At the market and dividend reinvestment plan
Shares issued (in shares)			10,700,000
Shares issued, net of issuance costs			$ 89,400
Shares issued, premium			89,300
Accumulated profit/(deficit)
Stockholders' equity attributable to parent	0	(206,054)	(92,720)						$ (257,063)
Dividends, common stock	(15,994)	0
Additional paid-in capital
Stockholders' equity attributable to parent	615,913	616,426	621,037						$ 531,382
Equity adjustment arising from reacquisition of convertible notes	0	(492)
Contributed surplus
Dividends, common stock	$ (37,300)		(77,600)
Cumulative effect, period of adoption, adjustment
Stockholders' equity attributable to parent							$ (1,600)
Cumulative effect, period of adoption, adjustment | Accumulated profit/(deficit)
Stockholders' equity attributable to parent							4,285	$ 0
Cumulative effect, period of adoption, adjustment | Additional paid-in capital
Stockholders' equity attributable to parent							$ (5,863)	$ 0
4.875% senior unsecured convertible notes due 2023
Senior unsecured convertible notes interest rate (in percentage)	4.875%
Repayments of debt		2,000
Senior unsecured convertible bonds due 2021
Senior unsecured convertible notes interest rate (in percentage)	5.75%
Repayments of debt		$ 65,300	69,600
Equity adjustment arising from reacquisition of convertible notes			$ 500